Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Year ending June 30, 2026	$ 155,605
Total future minimum lease payments	155,605
Less imputed interest	(2,243)
PV of Payments	$ 153,362	$ 298,560